UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2004

Item 1. Reports to Stockholders

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	5.8	4.5
Microsoft Corp.	4.7	3.4
Pfizer, Inc.	3.1	1.8
Intel Corp.	2.4	0.0
Procter & Gamble Co.	2.3	1.2
AMBAC Financial Group, Inc.	2.2	1.2
Tyco International Ltd.	2.1	2.4
UnitedHealth Group, Inc.	2.1	2.2
Johnson & Johnson	2.0	2.8
Home Depot, Inc.	1.8	2.0
	28.5
Top Five Market Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	17.9
Financials	20.3	21.8
Health Care	11.7	13.0
Consumer Discretionary	10.9	13.4
Industrials	9.9	11.5
Asset Allocation (% of fund's net assets)
As of February 29, 2004*		As of August 31, 2003**
	Stocks 99.2%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	11.1%	** Foreign investments	7.7%

Semiannual Report

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.6%
Harley-Davidson, Inc.	122,500	$ 6,507
Household Durables - 0.5%
Jarden Corp. (a)	168,500	5,982
Leisure Equipment & Products - 0.3%
Brunswick Corp.	92,700	3,649
Media - 6.9%
Cablevision Systems Corp. - NY Group Class A (a)	139,900	3,565
Clear Channel Communications, Inc.	264,300	11,375
EchoStar Communications Corp. Class A (a)	295,400	10,670
Emmis Communications Corp. Class A (a)	180,000	4,554
Fox Entertainment Group, Inc. Class A (a)	141,800	4,115
Lamar Advertising Co. Class A (a)	168,700	6,697
Liberty Media Corp. Class A (a)	626,500	7,142
News Corp. Ltd. ADR	145,000	5,430
Radio One, Inc. Class A (a)	124,980	2,273
Spanish Broadcasting System, Inc. Class A (a)	243,739	2,730
Univision Communications, Inc. Class A (a)	153,700	5,476
Viacom, Inc. Class B (non-vtg.)	453,900	17,457
		81,484
Specialty Retail - 2.6%
CarMax, Inc. (a)	188,400	6,406
Home Depot, Inc.	594,900	21,601
Weight Watchers International, Inc. (a)	73,100	2,743
		30,750
TOTAL CONSUMER DISCRETIONARY		128,372
CONSUMER STAPLES - 6.6%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	392,300	20,878
Food & Staples Retailing - 0.6%
Safeway, Inc. (a)	315,500	7,215
Household Products - 3.3%
Colgate-Palmolive Co.	221,800	12,299
Procter & Gamble Co.	263,200	26,981
		39,280
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	259,600	$ 11,059
TOTAL CONSUMER STAPLES		78,432
ENERGY - 9.4%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	148,100	5,572
BJ Services Co. (a)	121,600	5,264
Cooper Cameron Corp. (a)	64,300	2,843
ENSCO International, Inc.	141,600	4,159
Grant Prideco, Inc. (a)	240,000	3,641
Halliburton Co.	121,800	3,893
Nabors Industries Ltd. (a)	77,800	3,684
National-Oilwell, Inc. (a)	229,700	6,824
Noble Corp. (a)	145,100	5,891
Pride International, Inc. (a)	151,900	2,604
Rowan Companies, Inc. (a)	98,300	2,310
Smith International, Inc. (a)	127,600	6,465
Transocean, Inc. (a)	118,900	3,505
Varco International, Inc. (a)	268,650	5,352
Weatherford International Ltd. (a)	145,900	6,536
		68,543
Oil & Gas - 3.6%
Amerada Hess Corp.	146,600	9,434
BP PLC sponsored ADR	237,200	11,670
Burlington Resources, Inc.	210,700	12,334
EnCana Corp.	102,800	4,452
Occidental Petroleum Corp.	113,600	5,044
		42,934
TOTAL ENERGY		111,477
FINANCIALS - 20.3%
Capital Markets - 4.4%
Goldman Sachs Group, Inc.	167,400	17,723
Merrill Lynch & Co., Inc.	252,300	15,443
Morgan Stanley	320,000	19,123
		52,289
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 0.8%
MBNA Corp.	340,000	$ 9,292
Diversified Financial Services - 0.6%
Citigroup, Inc.	149,300	7,504
Insurance - 12.5%
ACE Ltd.	438,580	19,719
Allianz AG sponsored ADR	328,700	4,125
AMBAC Financial Group, Inc.	338,000	26,432
American International Group, Inc.	929,300	68,768
PartnerRe Ltd.	149,000	8,231
W.R. Berkley Corp.	18,200	758
XL Capital Ltd. Class A	245,755	18,840
		146,873
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	232,500	17,414
Golden West Financial Corp., Delaware	50,000	5,771
		23,185
TOTAL FINANCIALS		239,143
HEALTH CARE - 11.7%
Biotechnology - 1.3%
Cephalon, Inc. (a)	59,100	3,506
Genentech, Inc. (a)	83,100	8,966
Millennium Pharmaceuticals, Inc. (a)	179,900	3,204
		15,676
Health Care Equipment & Supplies - 0.3%
ResMed, Inc. (a)	75,500	3,553
Health Care Providers & Services - 3.0%
Covance, Inc. (a)	217,000	6,510
PacifiCare Health Systems, Inc. (a)	128,600	4,591
UnitedHealth Group, Inc.	401,900	24,918
		36,019
Pharmaceuticals - 7.1%
Allergan, Inc.	85,400	7,476
Johnson & Johnson	437,900	23,607
Merck & Co., Inc.	69,900	3,361
Pfizer, Inc.	996,767	36,532
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	496,700	$ 8,921
Wyeth	85,300	3,369
		83,266
TOTAL HEALTH CARE		138,514
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.6%
Bombardier, Inc. Class B (sub. vtg.)	700,000	3,402
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	180,000	5,434
Honeywell International, Inc.	352,100	12,341
Lockheed Martin Corp.	195,500	9,048
		30,225
Air Freight & Logistics - 0.3%
UTI Worldwide, Inc.	82,254	3,715
Commercial Services & Supplies - 2.4%
Bright Horizons Family Solutions, Inc. (a)	135,321	6,255
Cintas Corp.	285,200	12,181
Corinthian Colleges, Inc. (a)	93,000	5,594
Education Management Corp. (a)	145,400	4,654
		28,684
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV	246,800	6,923
Industrial Conglomerates - 3.1%
3M Co.	152,900	11,929
Tyco International Ltd.	882,400	25,210
		37,139
Machinery - 0.9%
Caterpillar, Inc.	135,000	10,226
TOTAL INDUSTRIALS		116,912
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.1%
Alcatel SA sponsored ADR (a)	216,300	3,502
Cisco Systems, Inc. (a)	550,000	12,705
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	188,100	$ 3,470
Telefonaktiebolaget LM Ericsson ADR (a)	192,600	5,589
		25,266
Computers & Peripherals - 3.3%
Dell, Inc. (a)	629,245	20,545
Diebold, Inc.	213,900	11,270
Maxtor Corp. (a)	230,000	2,358
Western Digital Corp. (a)	434,900	4,954
		39,127
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A (a)	84,700	5,239
Ingram Micro, Inc. Class A (a)	333,300	6,326
		11,565
Internet Software & Services - 1.5%
Yahoo!, Inc. (a)	394,800	17,529
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	142,700	6,887
First Data Corp.	207,400	8,499
ManTech International Corp. Class A (a)	147,900	3,088
		18,474
Semiconductors & Semiconductor Equipment - 6.5%
Agere Systems, Inc.:
Class A (a)	308,000	1,195
Class B (a)	1,155,300	4,286
Analog Devices, Inc.	125,600	6,267
Cree, Inc. (a)	113,700	2,723
Integrated Circuit Systems, Inc. (a)	178,100	4,905
Intel Corp.	958,000	28,002
Intersil Corp. Class A	162,500	3,833
National Semiconductor Corp. (a)	138,400	5,447
Samsung Electronics Co. Ltd.	24,000	11,099
Texas Instruments, Inc.	299,900	9,192
		76,949
Software - 6.0%
BEA Systems, Inc. (a)	547,800	7,560
Cadence Design Systems, Inc. (a)	246,000	3,796
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Concur Technologies, Inc. (a)	388,403	$ 4,739
Microsoft Corp.	2,083,800	55,221
		71,316
TOTAL INFORMATION TECHNOLOGY		260,226
MATERIALS - 8.1%
Chemicals - 3.1%
Dow Chemical Co.	347,600	15,110
Lyondell Chemical Co.	524,900	9,348
Millennium Chemicals, Inc.	314,100	4,200
Olin Corp.	213,100	3,870
Praxair, Inc.	106,000	3,850
		36,378
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	220,000	4,083
Metals & Mining - 3.8%
Companhia Vale do Rio Doce sponsored ADR	137,900	7,984
Gerdau SA sponsored ADR	335,700	7,254
Inmet Mining Corp. (a)	486,200	7,372
Nucor Corp.	198,300	12,473
Phelps Dodge Corp. (a)	51,600	4,451
Rio Tinto PLC sponsored ADR	51,700	5,682
		45,216
Paper & Forest Products - 0.8%
Bowater, Inc.	65,000	2,984
International Paper Co.	143,800	6,365
		9,349
TOTAL MATERIALS		95,026
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp. (non-vtg.)	182,100	3,192
TOTAL COMMON STOCKS (Cost $1,007,171)		1,171,294
Money Market Funds - 0.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.08% (b)	4,987,652	$ 4,988
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	5,657,750	5,658
TOTAL MONEY MARKET FUNDS (Cost $10,646)		10,646
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,017,817)		1,181,940
NET OTHER ASSETS - (0.1)%		(1,740)
NET ASSETS - 100%		$ 1,180,200
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
Bermuda	2.4%
Brazil	1.8%
Canada	1.6%
United Kingdom	1.5%
Others (individually less than 1%)	3.8%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $635,100,000 and $483,568,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $9,643,000. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Income Tax Information
At August 31, 2003, the fund had a capital loss carryforward of approximately $56,048,000 of which $48,207,000 and $7,841,000 will expire on August 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,553) (cost $1,017,817) - See accompanying schedule		$ 1,181,940
Receivable for investments sold		17,304
Receivable for fund shares sold		3,197
Dividends receivable		1,208
Interest receivable		10
Prepaid expenses		4
Other receivables		183
Total assets		1,203,846

Liabilities
Payable for investments purchased	$ 16,150
Payable for fund shares redeemed	990
Accrued management fee	556
Other affiliated payables	243
Other payables and accrued expenses	49
Collateral on securities loaned, at value	5,658
Total liabilities		23,646

Net Assets		$ 1,180,200
Net Assets consist of:
Paid in capital		$ 1,026,724
Distributions in excess of net investment income		(119)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,530)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,125
Net Assets, for 62,741 shares outstanding		$ 1,180,200
Net Asset Value, offering price and redemption price per share ($1,180,200 ÷ 62,741 shares)		$ 18.81

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)

Investment Income
Dividends		$ 5,245
Interest		74
Security lending		28
Total income		5,347

Expenses
Management fee	$ 2,886
Transfer agent fees	1,176
Accounting and security lending fees	144
Non-interested trustees' compensation	3
Custodian fees and expenses	21
Registration fees	73
Audit	22
Legal	6
Interest	1
Total expenses before reductions	4,332
Expense reductions	(167)	4,165
Net investment income (loss)		1,182
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	57,661
Foreign currency transactions	18
Total net realized gain (loss)		57,679
Change in net unrealized appreciation (depreciation) on: Investment securities	90,875
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		90,877
Net gain (loss)		148,556
Net increase (decrease) in net assets resulting from operations		$ 149,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,182	$ 4,314
Net realized gain (loss)	57,679	6,754
Change in net unrealized appreciation (depreciation)	90,877	125,534
Net increase (decrease) in net assets resulting from operations	149,738	136,602
Distributions to shareholders from net investment income	(3,865)	(2,415)
Share transactions Net proceeds from sales of shares	294,091	315,638
Reinvestment of distributions	3,734	2,328
Cost of shares redeemed	(135,461)	(183,685)
Net increase (decrease) in net assets resulting from share transactions	162,364	134,281
Redemption fees	27	43
Total increase (decrease) in net assets	308,264	268,511

Net Assets
Beginning of period	871,936	603,425
End of period (including distributions in excess of net investment income of $119 and undistributed net investment income of $2,564, respectively)	$ 1,180,200	$ 871,936
Other Information Shares
Sold	16,584	22,128
Issued in reinvestment of distributions	220	178
Redeemed	(7,798)	(12,979)
Net increase (decrease)	9,006	9,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.23	$ 13.59	$ 16.39	$ 23.45	$ 22.03	$ 16.06
Income from Investment Operations
Net investment income (loss) E	.02	.09	.03	.04	.08	.05
Net realized and unrealized gain (loss)	2.63	2.60	(2.80)	(1.79)	6.19	6.69
Total from investment operations	2.65	2.69	(2.77)	(1.75)	6.27	6.74
Distributions from net investment income	(.07)	(.05)	(.03)	(.10)	(.05)	-
Distributions from net realized gain	-	-	-	(5.21)	(4.80)	(.77)
Total distributions	(.07)	(.05)	(.03)	(5.31)	(4.85)	(.77)
Redemption fees added to paid in capital E, G	-	-	-	-	-	-
Net asset value, end of period	$ 18.81	$ 16.23	$ 13.59	$ 16.39	$ 23.45	$ 22.03
Total Return B, C, D	16.38%	19.88%	(16.93)%	(7.69)%	36.58%	43.76%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.91%	.89%	.86%	.86%	.91%
Expenses net of voluntary waivers, if any	.87% A	.91%	.89%	.86%	.86%	.91%
Expenses net of all reductions	.84% A	.84%	.78%	.81%	.77%	.86%
Net investment income (loss)	.24% A	.60%	.19%	.21%	.38%	.23%
Supplemental Data
Net assets, end of period (in millions)	$ 1,180	$ 872	$ 603	$ 565	$ 538	$ 414
Portfolio turnover rate	98% A	139%	228%	170%	380%	265%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Export and Multinational Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 174,253
Unrealized depreciation	(15,971)
Net unrealized appreciation (depreciation)	$ 158,282
Cost for federal income tax purposes	$ 1,023,658

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of ..24% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $74 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Semiannual Report

6. Security Lending - continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $166 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $1.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EXF-USAN-0404
1.790938.100

Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

Semiannual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	29.3	29.1
General Obligations	19.6	22.5
Education	13.0	7.9
Electric Utilities	10.4	11.7
Escrowed/Pre-Refunded	8.9	12.9
Average Years to Maturity as of February 29, 2004
		6 months ago
Years	13.6	13.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 29, 2004
6 months ago
Years	7.3	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
AAA 55.4%	AAA 57.3%
AA,A 35.0%	AA,A 36.8%
BBB 6.2%	BBB 4.4%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Spartan Arizona Municipal Income Fund

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value (Note 1)
Arizona - 85.5%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.) Series A, 6.125% 7/1/09	$ 640,000	$ 695,629
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,315,104
Arizona School Facilities Board Rev.:
5.25% 7/1/18	1,000,000	1,112,710
5.25% 7/1/20	1,500,000	1,652,070
Arizona State Univ. Revs.:
5.25% 7/1/09 (FSA Insured)	1,260,000	1,443,078
5.5% 7/1/21 (FGIC Insured)	1,150,000	1,290,438
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,722,495
6% 7/1/06	1,000,000	1,105,450
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (c)	500,000	532,525
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.) Series B, 6% 7/1/05 (AMBAC Insured)	150,000	159,701
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,762,850
5.25% 7/1/13	1,500,000	1,706,955
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,346,900
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,159,020
5.5% 11/1/10	375,000	438,386
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	86,646
6.25% 7/1/10	500,000	596,165
6.5% 7/1/10 (MBIA Insured)	200,000	245,636
6.5% 7/1/11 (MBIA Insured)	225,000	279,515
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (Pre-Refunded to 7/1/05 @ 101) (d)	150,000	162,473
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	314,832
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	744,804
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,031,030
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	200,000	203,626
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	$ 955,000	$ 894,692
0% 1/1/10 (FGIC Insured)	1,525,000	1,281,610
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	500,000	452,840
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	553,560
6.25% 7/1/11 (Escrowed to Maturity) (d)	405,000	500,292
Mesa Indl. Dev. Auth. Rev.:
(Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	500,000	558,925
(Discovery Health Sys.) Series A, 5.625% 1/1/29 (MBIA Insured)	400,000	440,308
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,863,435
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,209,700
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	200,000	204,300
Northern Univ. Revs.:
5.5% 6/1/23 (FGIC Insured)	530,000	597,013
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,454,866
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	838,553
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,000,000	1,053,850
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	400,000	445,488
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	597,638
5.5% 7/1/11	200,000	231,250
5.75% 7/1/15	675,000	780,773
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	402,771
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,460,238
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,169,460
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,176,760
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,800,310
Series A, 6.25% 7/1/17	1,000,000	1,274,820
Series B, 5.375% 7/1/20	1,000,000	1,120,850
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	$ 1,250,000	$ 837,700
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,464
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	223,248
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	321,568
Pima County Unified School District #10 Amphitheater Series E, 6.5% 7/1/05	500,000	534,585
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	855,000	977,735
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	1,000,000	1,114,320
5.25% 1/1/19	1,000,000	1,107,110
Series B:
5% 1/1/20	1,500,000	1,620,285
5% 1/1/21	255,000	273,674
Scottsdale Gen. Oblig.:
(1999 & 2000 Projs.) 5% 7/1/21	1,000,000	1,062,320
5.5% 7/1/09	100,000	115,994
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	265,200
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07	1,500,000	1,690,890
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	175,824
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	719,874
5% 7/1/19	1,680,000	1,821,154
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	373,268
Tucson Gen. Oblig. Series A, 6% 7/1/13	800,000	979,824
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,327,742
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	637,600
Series A, 7% 7/1/11 (MBIA Insured)	300,000	382,560
4.5% 7/1/08 (AMBAC Insured)	1,000,000	1,101,000
6% 7/1/10 (MBIA Insured)	400,000	479,656
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	200,000	232,536
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Tucson Wtr. Rev.: - continued
5.5% 7/1/14	$ 425,000	$ 502,444
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15 (a)	1,000,000	1,083,820
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	562,770
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	1,000,000	1,159,770
5.25% 6/1/13 (FSA Insured)	500,000	552,065
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (b)(c)	500,000	516,665
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	290,239
		68,551,244
Puerto Rico - 11.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	568,115
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (Cdc Ixis Finl. Guaranty Insured)	700,000	827,176
Series 2000 C, 6% 7/1/29	500,000	572,230
Series D, 5.25% 7/1/38	1,000,000	1,051,720
5.75% 7/1/19 (FGIC Insured)	700,000	838,936
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	$ 2,575,000	$ 2,890,845
5.5% 10/1/40 (Escrowed to Maturity) (d)	2,195,000	2,435,528
		9,184,550
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $72,424,467)	77,735,794
NET OTHER ASSETS - 3.0%	2,386,481
NET ASSETS - 100%	$ 80,122,275
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	29.3%
General Obligations	19.6%
Education	13.0%
Electric Utilities	10.4%
Escrowed/Pre-Refunded	8.9%
Health Care	6.8%
Water & Sewer	5.5%
Others* (individually less than 5%)	6.5%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $9,899,932 and $3,365,155, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $72,424,467) - See accompanying schedule		$ 77,735,794
Cash		2,787,281
Receivable for fund shares sold		65,677
Interest receivable		752,841
Other receivables		2,932
Total assets		81,344,525

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,071,590
Payable for fund shares redeemed	32,705
Distributions payable	81,995
Accrued management fee	35,910
Other affiliated payables	50
Total liabilities		1,222,250

Net Assets		$ 80,122,275
Net Assets consist of:
Paid in capital		$ 74,588,852
Undistributed net investment income		15,765
Accumulated undistributed net realized gain (loss) on investments		206,331
Net unrealized appreciation (depreciation) on investments		5,311,327
Net Assets, for 6,797,015 shares outstanding		$ 80,122,275
Net Asset Value, offering price and redemption price per share ($80,122,275 ÷ 6,797,015 shares)		$ 11.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 1,540,954

Expenses
Management fee	$ 202,939
Non-interested trustees' compensation	228
Total expenses before reductions	203,167
Expense reductions	(8,705)	194,462
Net investment income (loss)		1,346,492
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		269,837
Change in net unrealized appreciation (depreciation) on investment securities		3,126,977
Net gain (loss)		3,396,814
Net increase (decrease) in net assets resulting from operations		$ 4,743,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,346,492	$ 2,786,103
Net realized gain (loss)	269,837	416,580
Change in net unrealized appreciation (depreciation)	3,126,977	(1,307,922)
Net increase (decrease) in net assets resulting from operations	4,743,306	1,894,761
Distributions to shareholders from net investment income	(1,342,480)	(2,784,432)
Distributions to shareholders from net realized gain	(406,255)	(564,965)
Total distributions	(1,748,735)	(3,349,397)
Share transactions Net proceeds from sales of shares	16,375,184	31,267,183
Reinvestment of distributions	1,129,311	2,423,677
Cost of shares redeemed	(9,066,333)	(29,654,545)
Net increase (decrease) in net assets resulting from share transactions	8,438,162	4,036,315
Redemption fees	105	2,384
Total increase (decrease) in net assets	11,432,838	2,584,063

Net Assets
Beginning of period	68,689,437	66,105,374
End of period (including undistributed net investment income of $15,765 and undistributed net investment income of $15,694, respectively)	$ 80,122,275	$ 68,689,437
Other Information Shares
Sold	1,414,654	2,704,416
Issued in reinvestment of distributions	97,571	210,082
Redeemed	(784,836)	(2,591,010)
Net increase (decrease)	727,389	323,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.50	$ 11.26	$ 10.72	$ 10.53	$ 10.98
Income from Investment Operations
Net investment income (loss)	.211D	.435D	.444D,F	.472D	.486D	.458
Net realized and unrealized gain (loss)	.535	(.090)	.254F	.542	.189	(.412)
Total from investment operations	.746	.345	.698	1.014	.675	.046
Distributions from net investment income	(.210)	(.435)	(.443)	(.475)	(.485)	(.458)
Distributions from net realized gain	(.066)	(.090)	(.015)	(.001)	(.001)	(.016)
Distributions in excess of net realized gain	-	-	-	-	(.003)	(.024)
Total distributions	(.276)	(.525)	(.458)	(.476)	(.489)	(.498)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	.002D	.004D	.002
Net asset value, end of period	$ 11.79	$ 11.32	$ 11.50	$ 11.26	$ 10.72	$ 10.53
Total ReturnB,C	6.66%	3.01%	6.38%	9.70%	6.69%	.38%
Ratios to Average Net AssetsE
Expenses before expense reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.53%A	.52%	.48%	.41%	.48%	.54%
Net investment income (loss)	3.67%A	3.77%	3.96%F	4.32%	4.67%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,122	$ 68,689	$ 66,105	$ 50,716	$ 34,221	$ 29,642
Portfolio turnover rate	9%A	19%	30%	24%	37%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/04	% of fund's investments 8/31/03	% of fund's investments 2/28/03
0 - 30	69.0	76.0	79.4
31 - 90	6.5	4.6	0.0
91 - 180	22.9	4.1	16.5
181 - 397	1.6	15.3	4.1
Weighted Average Maturity
	2/29/04	8/31/03	2/28/03
Fidelity Arizona Municipal Money Market Fund	40 Days	57 Days	37 Days
All Tax-Free Money Market Funds Average*	39 Days	48 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
Variable Rate Demand Notes (VRDNs) 56.4%	Variable Rate Demand Notes (VRDNs) 72.2%
Commercial Paper (including CP Mode) 17.8%	Commercial Paper (including CP Mode) 4.4%
Tender Bonds 4.8%	Tender Bonds 3.9%
Fidelity Municipal Cash Central Fund 3.8%	Fidelity Municipal Cash Central Fund 1.3%
Other Investments 19.5%	Other Investments 14.9%
Net Other Assets** (2.3)%	Net Other Assets 3.3%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.3%
	Principal Amount	Value (Note 1)
Arizona - 98.5%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 1,375,000	$ 1,375,000
Arizona Ctfs. of Prtn. Bonds 5% 9/1/04 (MBIA Insured)	2,325,000	2,369,903
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 0.99% (Liquidity Facility WestLB AG) (b)(f)	2,765,000	2,765,000
Arizona School Facilities Board Rev.:
Bonds:
5% 7/1/04	1,475,000	1,494,533
5.25% 7/1/04	415,000	420,753
Participating VRDN Series MS 00 497, 0.99% (Liquidity Facility Morgan Stanley) (b)(f)	1,068,500	1,068,500
Arizona State Univ. Revs. Participating VRDN:
Series Putters 270, 0.99% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,200,000	1,200,000
Series ROC II R174, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,200,000	1,200,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.) 5.5% 7/1/04	5,000,000	5,075,118
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,290,000	1,290,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.05%, LOC Bank of America NA, VRDN (b)(e)	2,255,000	2,255,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.15%, LOC Key Bank NA, VRDN (b)(e)	2,390,000	2,390,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 1.05%, tender 3/1/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)(e)	5,700,000	5,700,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.15%, LOC Key Bank NA, VRDN (b)(e)	2,300,000	2,300,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.1%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	900,000	900,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.1% tender 4/7/04, CP mode (e)	1,300,000	1,300,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.06%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
Bonds (San Angelin Apts. Proj.) 1.3%, tender 5/14/04 (b)(e)	$ 1,300,000	$ 1,300,000
(Glenn Oaks Apts. Proj.) Series 2001, 1.06%, LOC Fannie Mae, VRDN (b)(e)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.01%, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
(San Martin Apts. Proj.) Series A1, 0.99%, LOC Fannie Mae, VRDN (b)(e)	2,700,000	2,700,000
(San Miguel Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Remo Apts. Proj.) 0.99%, LOC Fannie Mae, VRDN (b)(e)	2,100,000	2,100,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 1.07% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,430,000	1,430,000
Maricopa County Pub. Fin. Corp. Lease Rev. Bonds 3% 7/1/04 (AMBAC Insured)	2,965,000	2,983,892
Maricopa County Unified School District #48 Bonds 4% 7/1/04 (FSA Insured)	1,000,000	1,009,948
Mohave County Union High School District #2 Colorado River Bonds 4.25% 7/1/04 (FGIC Insured)	500,000	505,305
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.07% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,285,000	1,285,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series EGL 03 28, 1% (Liquidity Facility Citibank NA, New York) (b)(f)	1,300,000	1,300,000
Series 1995, 0.98%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	2,000,000	2,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2001 A, 1% 6/9/04, LOC Dexia Cr. Local de France, CP	3,000,000	3,000,000
Series 2003 B:
1% 7/12/04, LOC Dexia Cr. Local de France, CP	1,300,000	1,300,000
1.07% 3/10/04, LOC Dexia Cr. Local de France, CP	5,175,000	5,175,000
1.08% 6/11/04, LOC Dexia Cr. Local de France, CP	1,025,000	1,025,000
1.09% 5/14/04, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 1.05%, LOC Gen. Elec. Cap. Corp., VRDN (b)	1,000,000	1,000,000
(Westward Ho Apts. Proj.):
Series 2003 A, 1.1%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Westward Ho Apts. Proj.):
Series 2003 B, 1.05%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	$ 2,000,000	$ 2,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.16%, LOC Wachovia Bank NA, VRDN (b)(e)	900,000	900,000
(Laura Dozer Ctr. Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)	1,200,000	1,200,000
(Phoenix Expansion Proj.) 1.2%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,440,000	2,440,000
(Plastican Proj.) Series 1997, 1.03%, LOC Fleet Bank NA, VRDN (b)(e)	3,195,000	3,195,000
(Swift Aviation Svcs., Inc. Proj.) 1.08%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	5,620,000	5,620,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 1.07% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	440,000	440,000
Series PT 1082, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	1,760,000	1,760,000
Pima County Cmnty. College District Rev. Bonds Series 2001, 5% 7/1/04 (AMBAC Insured)	1,300,000	1,317,217
Pima County Gen. Oblig. Bonds 3.375% 7/1/04	1,400,000	1,410,858
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.02%, LOC JPMorgan Chase Bank, VRDN (b)	4,225,000	4,225,000
(River Point Proj.) Series 2001, 1.01%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.12% (Liquidity Facility Bank of New York New York) (b)(e)(f)	3,495,000	3,495,000
Pima County Unified School District #10 Amphitheater Bonds 5.75% 7/1/04 (FGIC Insured)	1,200,000	1,219,090
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 0.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,200,000	1,200,000
Series ROC II R1002, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295,000	1,295,000
Series ROC II R1003, 1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	1,295,000	1,295,000
Series SG 03 160, 0.99% (Liquidity Facility Societe Generale) (b)(f)	1,390,000	1,390,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series 1997 A:
0.97% 3/9/04, CP	$ 1,400,000	$ 1,400,000
0.99% 5/17/04, CP	2,000,000	2,000,000
0.99% 7/12/04, CP	1,100,000	1,100,000
1.05% 6/10/04, CP	1,400,000	1,400,000
Series 1997 B, 1.05% 3/9/04, CP	2,775,000	2,775,000
Scottsdale Gen. Oblig. Bonds 0% 7/1/04 (MBIA Insured)	5,000,000	4,981,797
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1.1%, LOC Bank of America NA, VRDN (b)(e)	1,300,000	1,300,000
Tucson Gen. Oblig. Bonds Series 2002, 5% 7/1/04	1,000,000	1,013,193
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.04%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,400,000	1,400,000
Tucson Street & Hwy. User Rev. Bonds 4.5% 7/1/04 (AMBAC Insured)	2,950,000	2,984,172
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.17%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,000,000	1,000,000
Yuma & Paz Counties Cmnty. College District Bonds (Arizona Western College Proj.) Series 2003 A, 3% 7/1/04 (FSA Insured)	1,465,000	1,474,357
		142,048,311
	Shares
Other - 3.8%
Fidelity Municipal Cash Central Fund, 0.99% (c)(d)	5,525,533	5,525,533
TOTAL INVESTMENT PORTFOLIO - 102.3%		147,573,844
NET OTHER ASSETS - (2.3)%		(3,340,872)
NET ASSETS - 100%		$ 144,232,972
Total Cost for Income Tax Purposes $ 147,573,844
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 147,573,844
Cash		14
Receivable for fund shares sold		1,363,086
Interest receivable		397,373
Other receivables		15,739
Total assets		149,350,056

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,400,000
Payable for fund shares redeemed	656,897
Distributions payable	739
Accrued management fee	59,352
Other affiliated payables	96
Total liabilities		5,117,084

Net Assets		$ 144,232,972
Net Assets consist of:
Paid in capital		$ 144,189,125
Accumulated net realized gain (loss) on investments		43,847
Net Assets, for 144,114,914 shares outstanding		$ 144,232,972
Net Asset Value, offering price and redemption price per share ($144,232,972 ÷ 144,114,914 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 728,682

Expenses
Management fee	$ 341,056
Non-interested trustees' compensation	424
Total expenses before reductions	341,480
Expense reductions	(2,994)	338,486
Net investment income		390,196
Net realized gain (loss) on investment securities		44,243
Net increase in net assets resulting from operations		$ 434,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 390,196	$ 1,094,676
Net realized gain (loss)	44,243	28,773
Net increase (decrease) in net assets resulting from operations	434,439	1,123,449
Distributions to shareholders from net investment income	(390,196)	(1,094,676)
Distributions to shareholders from net realized gain	-	(54,921)
Total distributions	(390,196)	(1,149,597)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	128,903,111	187,828,510
Reinvestment of distributions	385,563	1,135,330
Cost of shares redeemed	(119,217,785)	(187,027,524)
Net increase (decrease) in net assets and shares resulting from share transactions	10,070,889	1,936,316
Total increase (decrease) in net assets	10,115,132	1,910,168

Net Assets
Beginning of period	134,117,840	132,207,672
End of period	$ 144,232,972	$ 134,117,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.008	.013	.032	.034	.028
Net realized and unrealized gain (loss)E	-	-	-	-	-	-
Total from investment operations	.003	.008	.013	.032	.034	.028
Distributions from net investment income	(.003)	(.008)	(.013)	(.032)	(.034)	(.028)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	(.003)	(.008)	(.013)	(.032)	(.034)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.29%	.86%	1.30%	3.23%	3.50%	2.84%
Ratios to Average Net Assets D
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.48%	.45%	.47%	.50%	.50%
Net investment income	.57% A	.82%	1.27%	3.19%	3.46%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,233	$ 134,118	$ 132,208	$ 101,853	$ 105,704	$ 90,657

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

Semiannual Report

For the period ended February 29, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 5,336,420
Unrealized depreciation	(6,345)
Net unrealized appreciation (depreciation)	$ 5,330,075
Cost for federal income tax purposes	$ 72,405,719

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

	Income Distributions	|
Fidelity Arizona Municipal Money Market Fund	$ 15,409

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 8,705	|
Fidelity Arizona Municipal Money Market Fund	2,994

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-USAN-0404
1.790941.100

Spartan®

Maryland
Municipal Income

Fund

Semiannual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.8	36.5
Escrowed/Pre-Refunded	16.3	16.3
Health Care	12.5	14.0
Education	8.4	7.5
Resource Recovery	4.4	4.6
Average Years to Maturity as of February 29, 2004
		6 months ago
Years	14.9	14.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 29, 2004
6 months ago
Years	7.1	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
AAA 59.2%	AAA 60.6%
AA,A 34.0%	AA,A 28.3%
BBB 2.1%	BBB 6.3%
Not Rated 1.4%	Not Rated 2.7%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments February 29, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value (Note 1)
Maryland - 87.9%
Anne Arundel County Gen. Oblig. 5.375% 3/1/15	$ 2,000,000	$ 2,293,080
Baltimore Board of School Commissioners School Sys. Rev. 5% 5/1/11	2,545,000	2,906,314
Baltimore County Gen. Oblig. 5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (b)	2,000,000	2,342,000
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,828,760
5.5% 10/15/14 (Pre-Refunded to 4/15/08 @ 101) (b)	500,000	575,135
5.625% 10/15/13 (Pre-Refunded to 10/15/06 @ 102) (b)	1,460,000	1,648,106
7% 10/15/09 (MBIA Insured)	1,000,000	1,243,240
Baltimore Gen. Oblig. Proj. Rev.:
(Wastewtr. Projs.) Series A, 5.125% 7/1/42 (FGIC Insured)	2,315,000	2,434,523
(Wtr. Projs.) Series A:
5% 7/1/24 (Escrowed to Maturity) (b)	730,000	794,715
5% 7/1/24 (FGIC Insured)	370,000	408,643
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,046,940
Carroll County Gen. Oblig.:
5% 11/1/07	1,000,000	1,119,280
5% 11/1/10	1,000,000	1,147,930
5% 11/1/11	500,000	576,595
Howard County Gen. Oblig.:
Series 2003 A, 5% 8/15/17	1,000,000	1,153,130
Series 2004 A, 5% 8/15/14	1,000,000	1,152,740
Series A, 5.25% 8/15/14	3,000,000	3,427,140
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (a)	390,000	394,832
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (a)	1,500,000	1,661,910
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series:
5.5% 3/1/08	300,000	341,478
5.5% 3/1/09	305,000	352,135
5.75% 8/1/14	5,000,000	5,905,250
Second Series:
5% 7/15/11	1,500,000	1,675,680
5% 8/1/12	1,000,000	1,103,230
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.): - continued
Second Series:
5.25% 7/15/12	$ 2,000,000	$ 2,269,160
5.25% 7/15/13	1,500,000	1,692,495
Series 1997 2, 5% 8/1/10	1,000,000	1,111,630
Series 2002 B, 5.25% 2/1/08	1,000,000	1,126,490
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Health Mid Atlantic Proj.) Series A, 5.75% 1/1/15	1,000,000	1,078,460
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,075,320
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (b)	1,000,000	1,168,440
5.75% 7/1/13 (Escrowed to Maturity) (b)	240,000	282,468
5.75% 7/1/13 (Escrowed to Maturity) (b)	145,000	170,658
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,053,360
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (b)	1,000,000	1,131,120
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (b)	1,000,000	1,020,630
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,539,975
(Johns Hopkins Univ. Issue Proj.):
Series A, 5% 7/1/41	3,590,000	3,716,691
5% 7/1/32	1,000,000	1,045,830
5.125% 7/1/20	500,000	534,885
6% 7/1/10	500,000	601,190
6% 7/1/39 (Pre-Refunded to 7/1/09 @ 101) (b)	1,000,000	1,197,800
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,060,720
(North Arundel Hosp. Proj.) 6.5% 7/1/31	1,320,000	1,477,502
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	1,000,000	1,026,820
6.75% 7/1/30	500,000	574,265
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,256,926
5.25% 12/15/15	320,000	357,219
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,159,210
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.):
5.8% 7/1/06	500,000	549,355
6.8% 7/1/16 (Escrowed to Maturity) (b)	1,015,000	1,249,922
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	$ 2,300,000	$ 2,404,075
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	539,980
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev.:
(Baltimore RESCO Retrofit Proj.) 4.75% 1/1/12 (a)	1,000,000	1,025,620
(Southwest Resource Recovery Facilities Proj.) 7.2% 1/1/05 (MBIA Insured)	1,235,000	1,266,122
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A:
5.9% 7/1/05 (a)	760,000	799,132
6% 7/1/07 (a)	500,000	555,695
5.5% 4/1/12 (AMBAC Insured) (a)	1,500,000	1,695,180
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,765,128
Prince Georges County Gen. Oblig.:
Series A, 5% 10/1/19	2,000,000	2,193,680
5.5% 5/15/11 (FSA Insured)	2,000,000	2,350,160
5.5% 3/15/16 (Pre-Refunded to 3/15/06 @ 101) (b)	465,000	509,287
Washington D.C. Metro. Area Trans. Auth. Gross Rev. 6% 7/1/10 (FGIC Insured)	1,570,000	1,890,798
		88,056,184
Puerto Rico - 8.8%
Puerto Rico Commonwealth Gen. Oblig. 5.5% 7/1/11 (FGIC Insured)	1,000,000	1,183,740
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,136,230
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (b)	550,000	617,463
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A: - continued
5.5% 10/1/40 (Escrowed to Maturity) (b)	$ 3,350,000	$ 3,717,093
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	2,000,000	2,141,060
		8,795,586
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $90,054,051)	96,851,770
NET OTHER ASSETS - 3.3%	3,290,198
NET ASSETS - 100%	$ 100,141,968
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.8%
Escrowed/Pre-Refunded	16.3%
Health Care	12.5%
Education	8.4%
Others* (individually less than 5%)	27.0%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $7,157,340 and $5,691,323, respectively.
Income Tax Information
At August 31, 2003, the fund had a capital loss carryforward of approximately $223,000 all of which will expire on August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $90,054,051) - See accompanying schedule		$ 96,851,770
Cash		4,750,913
Receivable for fund shares sold		40,000
Interest receivable		1,008,927
Other receivables		4,001
Total assets		102,655,611

Liabilities
Payable for investments purchased	$ 2,261,849
Payable for fund shares redeemed	119,597
Distributions payable	87,282
Accrued management fee	44,848
Other affiliated payables	67
Total liabilities		2,513,643

Net Assets		$ 100,141,968
Net Assets consist of:
Paid in capital		$ 93,233,850
Undistributed net investment income		9,159
Accumulated undistributed net realized gain (loss) on investments		101,240
Net unrealized appreciation (depreciation) on investments		6,797,719
Net Assets, for 8,907,635 shares outstanding		$ 100,141,968
Net Asset Value, offering price and redemption price per share ($100,141,968 ÷ 8,907,635 shares)		$ 11.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2004 (Unaudited)

Investment Income
Interest		$ 2,085,549

Expenses
Management fee	$ 261,953
Non-interested trustees' compensation	299
Total expenses before reductions	262,252
Expense reductions	(7,134)	255,118
Net investment income (loss)		1,830,431
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	275,937
Swap agreements	44,520
Total net realized gain (loss)		320,457
Change in net unrealized appreciation (depreciation) on investment securities		3,698,653
Net gain (loss)		4,019,110
Net increase (decrease) in net assets resulting from operations		$ 5,849,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2004 (Unaudited)	Year ended August 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,830,431	$ 3,912,345
Net realized gain (loss)	320,457	837,284
Change in net unrealized appreciation (depreciation)	3,698,653	(2,064,182)
Net increase (decrease) in net assets resulting from operations	5,849,541	2,685,447
Distributions to shareholders from net investment income	(1,826,807)	(3,913,658)
Share transactions Net proceeds from sales of shares	10,636,804	26,861,754
Reinvestment of distributions	1,282,769	2,902,727
Cost of shares redeemed	(9,285,374)	(31,894,619)
Net increase (decrease) in net assets resulting from share transactions	2,634,199	(2,130,138)
Redemption fees	93	4,101
Total increase (decrease) in net assets	6,657,026	(3,354,248)

Net Assets
Beginning of period	93,484,942	96,839,190
End of period (including undistributed net investment income of $9,159 and undistributed net investment income of $5,535, respectively)	$ 100,141,968	$ 93,484,942
Other Information Shares
Sold	960,441	2,441,286
Issued in reinvestment of distributions	115,858	264,811
Redeemed	(843,439)	(2,913,928)
Net increase (decrease)	232,860	(207,831)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2004	Years ended August 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.90	$ 10.77	$ 10.25	$ 10.09	$ 10.55
Income from Investment Operations
Net investment income (loss)	.212D	.433D	.444D	.470D	.474D	.451
Net realized and unrealized gain (loss)	.459	(.120)	.130	.523	.161	(.461)
Total from investment operations	.671	.313	.574	.993	.635	(.010)
Distributions from net investment income	(.211)	(.433)	(.444)	(.473)	(.476)	(.451)
Redemption fees added to paid in capital	-D,F	-D,F	-D,F	-D,F	.001D	.001
Net asset value, end of period	$ 11.24	$ 10.78	$ 10.90	$ 10.77	$ 10.25	$ 10.09
Total ReturnB,C	6.27%	2.88%	5.49%	9.92%	6.53%	(.15)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.54%A	.52%	.47%	.40%	.45%	.49%
Net investment income (loss)	3.86%A	3.94%	4.15%	4.48%	4.76%	4.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,142	$ 93,485	$ 96,839	$ 76,256	$ 54,595	$ 48,626
Portfolio turnover rate	12%A	30%	5%	11%	27%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Maryland Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Maryland. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities and capital loss carryforwards.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,800,633
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ 6,800,633
Cost for federal income tax purposes	$ 90,051,137

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Semiannual Report

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .55% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $7,134.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan®Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

SMD-USAN-0404
1.790944.100

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 21, 2004